OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Other Noninterest Income Tables [Abstract]
Other Noninterest Income Tables [Text Block]
Other non-interest income at December 31, comprised:
	2013	2014	2015
	(EUR in millions)
Income from insurance operations	514	508	477
Gain on disposal of subsidiaries	0	11	0
Gain on disposal of premises	0	1	1
Hotel revenues	28	31	28
Other	249	122	100
Total	791	673	606